PENSION PLAN - Schedule of Employee Benefit Obligations (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [line items]
Net employee benefit assets	$ (37)	$ (8)
Registered Plans
Disclosure of defined benefit plans [line items]
Net employee benefit assets	(53)	(23)
Supplemental Plan
Disclosure of defined benefit plans [line items]
Net employee benefit assets	$ 16	$ 15